Share-based Compensation Expenses - Summary of Restricted Shares Activity (Details) - Restricted shares [Member]	12 Months Ended
Dec. 31, 2019 $ / shares shares
Summary of restricted shares activity
Restricted shares at the beginning of the period (in shares) | shares	223,399
Vested (in shares) | shares	(66,579)
Forfeited (In shares) | shares	(29,926)
Restricted shares at the end of the period (in shares) | shares	126,894
Vested and expected to vest at end of the period | shares	126,894
Weighted-Average Grant-Date Fair value
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 2.54
Vested (in dollars per share) | $ / shares	2.59
Forfeited (In dollars per share) | $ / shares	3.76
Outstanding at the end of the period (in dollars per share) | $ / shares	2.23
Vested and expected to vest at end of the period (in dollars per share) | $ / shares	$ 2.23